Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS MANAGER FUNDS I
Central Index Key	dei_EntityCentralIndexKey	0001247088
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2012
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPOAX
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSOCX
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSORX

Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus MidCap Core Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus MidCap Core Fund	Class A	Class C	Class I
Management fees	0.70%	0.70%	0.70%
Distribution (12b-1) fees	none	0.75%	none
Other expenses (including shareholder services fees)	0.77%	0.74%	0.72%
Total annual fund operating expenses	1.47%	2.19%	1.42%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus MidCap Core Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	716	1,013	1,332	2,231
Class C	322	685	1,175	2,524
Class I	145	449	776	1,702

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus MidCap Core Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	716	1,013	1,332	2,231
Class C	222	685	1,175	2,524
Class I	145	449	776	1,702

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
99.52% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in midcap stocks. The fund invests in companies included in the S&P® MidCap 400 Index or the Russell Midcap® Index
at the time of purchase. The fund's portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit pricing inefficiencies among midcap stocks in the U.S. stock market. The portfolio managers use a proprietary valuation model that identifies and ranks stocks based on:

o A long-term relative valuation model that utilizes forward looking estimates of risk and return;

o An Earnings Sustainability (ES) model that gauges how well earnings forecasts are likely to reflect changes in future cash flows. Measures of ES help stock selection strategy by tilting the fund's portfolio away from stocks with poor ES and tilting it towards stocks with strong ES; and

o A set of Behavioral Factors, including earnings revisions and price action, that provide the portfolio managers with information about potential misvaluations of stocks.

The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the
S&P MidCap 400 Index. The fund seeks to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

The S&P MidCap 400 Index and the Russell Midcap Index are unmanaged indexes designed to measure the performance of the midcap segment of the U.S. stock market. As of June 30, 2012, the average market capitalization and the market capitalization of the largest company in the S&P MidCap 400 Index were approximately $2.79 billion and $11.80 billion, respectively. As of June 30,
2012, the average market capitalization and the market capitalization of the largest company in the Russell Midcap Index were approximately $8.25 billion and
$19.08 billion, respectively.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.
More recent performance information may be available at www.dreyfus.com.

The performance for periods prior to May 1, 2004 represents the performance of a predecessor fund. Prior to November 1, 2011, the fund employed a materially different investment strategy. Investors should consider that the fund's historical performance prior to November 1, 2011 does not reflect the fund's current investment strategy.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q2, 2003: 15.54% Worst Quarter Q4, 2008: -22.46% The year-to-date total return of the fund's Class A shares as of 6/30/12 was 11.19%.
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns Dreyfus MidCap Core Fund	Label	1 Year	5 Years	10 Years
Class A	Class A returns before taxes	(10.70%)	(1.95%)	4.15%
Class A After Taxes on Distributions	Class A returns after taxes on distributions	(12.46%)	(2.40%)	3.79%
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	(5.89%)	(1.75%)	3.50%
Class C	Class C returns before taxes	(6.76%)	(1.51%)	4.09%
Class I	Class I returns before taxes	(4.99%)	(0.56%)	5.10%
S&P MidCap 400 Index	S&P MidCap 400 Index reflects no deduction for fees, expenses or taxes	(1.73%)	3.32%	7.04%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2012
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if
		redeemed within one year.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
		99.52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.52%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	50000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in midcap stocks. The fund invests in companies included in the S&P® MidCap 400 Index or the Russell Midcap® Index
at the time of purchase. The fund's portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit pricing inefficiencies among midcap stocks in the U.S. stock market. The portfolio managers use a proprietary valuation model that identifies and ranks stocks based on:

o A long-term relative valuation model that utilizes forward looking estimates of risk and return;

o An Earnings Sustainability (ES) model that gauges how well earnings forecasts are likely to reflect changes in future cash flows. Measures of ES help stock selection strategy by tilting the fund's portfolio away from stocks with poor ES and tilting it towards stocks with strong ES; and

o A set of Behavioral Factors, including earnings revisions and price action, that provide the portfolio managers with information about potential misvaluations of stocks.

The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the
S&P MidCap 400 Index. The fund seeks to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

The S&P MidCap 400 Index and the Russell Midcap Index are unmanaged indexes designed to measure the performance of the midcap segment of the U.S. stock market. As of June 30, 2012, the average market capitalization and the market capitalization of the largest company in the S&P MidCap 400 Index were approximately $2.79 billion and $11.80 billion, respectively. As of June 30,
2012, the average market capitalization and the market capitalization of the largest company in the Russell Midcap Index were approximately $8.25 billion and
		$19.08 billion, respectively.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence
		than a diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.
More recent performance information may be available at www.dreyfus.com.

The performance for periods prior to May 1, 2004 represents the performance of a predecessor fund. Prior to November 1, 2011, the fund employed a materially different investment strategy. Investors should consider that the fund's historical performance prior to November 1, 2011 does not reflect the fund's
		current investment strategy.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those
		shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2, 2003: 15.54% Worst Quarter Q4, 2008: -22.46% The year-to-date total return of the fund's Class A shares as of 6/30/12 was 11.19%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement
		accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund | S&P MidCap 400 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	7.04%
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	716
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,013
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,332
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,231
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	716
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,013
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,332
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,231
Annual Return 2002	rr_AnnualReturn2002	(22.59%)
Annual Return 2003	rr_AnnualReturn2003	34.88%
Annual Return 2004	rr_AnnualReturn2004	17.29%
Annual Return 2005	rr_AnnualReturn2005	20.64%
Annual Return 2006	rr_AnnualReturn2006	12.09%
Annual Return 2007	rr_AnnualReturn2007	11.89%
Annual Return 2008	rr_AnnualReturn2008	(37.56%)
Annual Return 2009	rr_AnnualReturn2009	21.59%
Annual Return 2010	rr_AnnualReturn2010	19.49%
Annual Return 2011	rr_AnnualReturn2011	(5.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.46%)
Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.70%)
5 Years	rr_AverageAnnualReturnYear05	(1.95%)
10 Years	rr_AverageAnnualReturnYear10	4.15%
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(12.46%)
5 Years	rr_AverageAnnualReturnYear05	(2.40%)
10 Years	rr_AverageAnnualReturnYear10	3.79%
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	(5.89%)
5 Years	rr_AverageAnnualReturnYear05	(1.75%)
10 Years	rr_AverageAnnualReturnYear10	3.50%
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	322
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
1 Year	rr_AverageAnnualReturnYear01	(6.76%)
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
10 Years	rr_AverageAnnualReturnYear10	4.09%
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	449
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	776
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,702
Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	5.10%